Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The net (loss) income before income tax (benefit) expense consists of the following:

	For the year ended December 31,
	2014	2013	2012
In millions
U.S.	$(23.5)	$(126.5)	$(117.1)
Foreign	(64.3)	115.2	243.4
Total	$(87.8)	$(11.3)	$126.3

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2014:
Parent Company	$9.7	$—	$9.7
U.S. Federal and State	0.8	—	0.8
Foreign	18.8	(26.7)	(7.9)
Total	$29.3	$(26.7)	$2.6
Year ended December 31, 2013:
U.S. Federal	$1.6	$15.2	$16.8
U.S. State	1.3	(0.1)	1.2
Foreign	17.8	8.2	26.0
Total	$20.7	$23.3	$44.0
Year ended December 31, 2012:
U.S. Federal	$(1.9)	$—	$(1.9)
Foreign	22.1	(16.6)	5.5
Total	$20.2	$(16.6)	$3.6

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the year ended December 31,
	2014	2013	2012
Income tax at statutory rate	(17.0)%	(17.0)%	35.0%
Increase (reduction) in income taxes:
Effect of international operations (1)	75.3	377.4	(18.4)
Foreign incentives	(0.4)	(19.5)	(3.5)
Tax authority positions, net	8.5	—	(3.1)
Valuation allowance	(62.4)	48.2	(6.7)
Other, net	(1.0)	0.3	(0.4)
Effective tax expense rate	3.0%	389.4%	2.9%

(1) The Company determines the adjustment for taxes on international operations based on the difference between the statutory tax rate applicable to earnings in each foreign jurisdiction and the enacted rate of 17%, 17%, and 35% at December 31, 2014, 2013, and 2012, respectively.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2014	2013
In millions
Beginning of year	$1.4	$1.6
Additions based on tax positions related to the current year	7.5	—
Reductions for tax positions of prior years	(0.2)	(0.2)
End of year	$8.7	$1.4

Tax Effects of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2014	2013
In millions
Deferred tax assets:
Inventories	$4.8	$5.7
Restructuring liabilities	5.2	10.3
Expense accruals	10.5	18.8
Property, plant, and equipment	7.0	104.2
Pension, medical, and other employee benefits	17.5	15.3
Net operating loss carryforwards	67.0	19.7
Tax credits	11.5	73.6
Other	6.3	12.8
Total deferred tax assets	129.8	260.4
Valuation allowance	(81.8)	(224.8)
Net deferred tax assets	48.0	35.6
Deferred tax liabilities:
Pension	—	(6.6)
Other	(5.0)	(7.5)
Total deferred tax liabilities	(5.0)	(14.1)
Net deferred tax assets	$43.0	$21.5

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the consolidated balance sheet:

	As of December 31,
	2014	2013
In millions
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	$26.6	$5.9
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	16.4	15.6
Total	$43.0	$21.5